Revenue and expenses (Schedule of finance income and expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net interest expense on long-term debt
Net interest expense on long-term debt	$ 69.8	$ 76.2
Accretion on streaming arrangements
Additions	24.0	26.4
Variable consideration adjustments - prior periods	0.2	(0.1)
Accretion on streaming arrangements	24.2	26.3
Change in fair value of financial instruments
Gold prepayment liability	10.7	11.2
Unrealized loss on non-quotational pricing hedges	0.2	0.0
Realized loss on non-quotational pricing hedges	8.9	0.0
Investments	(3.2)	2.8
Change in fair value of financial instruments	16.6	14.0
Other net finance costs
Net foreign exchange loss	21.0	5.3
Accretion on community agreements measured at amortized cost	4.7	4.2
Accretion on environmental provisions	10.5	9.9
Accretion on Wheaton refund liability	0.6	0.5
Withholding taxes	2.2	6.0
Loss on disposal of investments	0.1	0.7
Interest on equipment financing and leases	6.7	3.4
Interest income	(15.7)	(8.1)
Other finance expense	8.0	6.9
Other net finance costs	38.1	28.8
Net finance expense	$ 148.7	$ 145.3